Securities - Held to Maturity Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 83,909	$ 85,188	$ 89,860
Gross Unrealized Gains	101	0	47
Gross Unrealized Losses	(1,635)	(3,938)	(441)
Estimated Fair Value	82,375	81,250	89,466
U.S. government sponsored enterprise debt securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	81,088	82,326	86,826
Gross Unrealized Gains	79	0	47
Gross Unrealized Losses	(1,635)	(3,889)	(441)
Estimated Fair Value	79,532	78,437	86,432
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,821	2,862	3,034
Gross Unrealized Gains	22	0	0
Gross Unrealized Losses	0	(49)	0
Estimated Fair Value	$ 2,843	$ 2,813	$ 3,034